Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Ordinary shares	Preferred shares	Additional paid-in Capital	Accumulated deficit
Balance at Dec. 31, 2012	$ (1,376,031)	$ 5,742	$ 13,869	$ 1,849,602	$ (3,245,243)
Balance, Shares at Dec. 31, 2012		2,226,900	5,335,786
Reclassification of warrants from liability to equity on April 11, 2013	117,500			117,500
Conversion of convertible loans to Preferred shares on April 11, 2013	1,687,621		$ 5,436	1,682,185
Conversion of convertible loans to Preferred shares on April 11, 2013, Shares			2,088,357
Issuance of Preferred shares, net of issuance cost, on April 11, 2013	1,064,903		$ 3,133	1,061,770
Issuance of Preferred shares, net of issuance cost, on April 11, 2013, Shares			1,200,002
Stock based compensation	35,492			35,492
Net loss	(1,591,189)				(1,591,189)
Balance at Dec. 31, 2013	(61,704)	$ 5,742	$ 22,438	4,746,548	(4,836,432)
Balance, Shares at Dec. 31, 2013		2,226,900	8,624,145
Stock based compensation	382,595			382,595
Conversion of preferred shares to ordinary shares on November 26, 2014		$ 22,438	$ (22,438)
Conversion of preferred shares to ordinary shares on November 26, 2014, Shares		8,624,145	(8,624,145)
Reclassification of warrants from liability to equity on November 26, 2014	16,883			16,883
Conversion of convertible loans to ordinary shares on November 26, 2014	720,276	$ 1,920		718,356
Conversion of convertible loans to ordinary shares on November 26, 2014, Shares		743,372
Issuance of ordinary shares, net of issuance cost, on November 26, 2014	1,007,420	$ 2,626		1,004,794
Issuance of ordinary shares, net of issuance cost, on November 26, 2014, Shares		1,016,668
Deemed dividend in respect of equity restructuring				1,842,061	(1,842,061)
Issuance of warrants and capital note in respect of equity restructuring	(90,280)			(90,280)
Net loss	(2,164,368)				(2,164,368)
Balance at Dec. 31, 2014	(189,178)	$ 32,726		8,620,957	(8,842,861)
Balance, Shares at Dec. 31, 2014		12,611,085
Stock based compensation	8,788			8,788
Issuance of ordinary shares, net of issuance cost	298,464	$ 780		297,684
Issuance of ordinary shares, net of issuance cost, Shares		296,813
Net loss	(1,773,655)				(1,773,655)
Balance at Dec. 31, 2015	$ (1,655,581)	$ 33,506		$ 8,927,429	$ (10,616,516)
Balance, Shares at Dec. 31, 2015		12,907,898